EQUITY (Details Narrative) - USD ($)					1 Months Ended	6 Months Ended
	Aug. 27, 2026	Aug. 10, 2026	Mar. 12, 2026	Dec. 02, 2025	Jul. 31, 2026	Jun. 30, 2026		Jan. 06, 2026	Jan. 05, 2026	Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split			1-for-80	1-for-16
Common stock shares, par value			$ 0.0128
Shares issued						295
Forfeited Earnout Escrow Shares pending cancellation						156
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split		1-for-45 reverse share split
Forfeited Earnout Escrow Shares were formally canceled					156
Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares, issued						139
Shares issued						295
Forfeited Earnout Escrow Shares pending cancellation						156
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares, par value				$ 0.00016
Maximum [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares, par value		$ 0.576
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares, par value				$ 0.00001
Minimum [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares, par value		$ 0.0128
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares, par value						$ 0.576				$ 0.576
Common stock shares, authorized						333,333,333				333,333,333
Common stock shares, issued						145,073	[1],[2]			1,065
Common stock shares, outstanding						144,778				769
Common Class A [Member] | Cumulative Ratio [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares, par value										$ 0.0128
Common stock shares, authorized										15,000,000,000
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Authorized share capital, shares								300,000,000,000
Common stock shares, par value						$ 0.576				$ 0.576
Common stock shares, authorized						83,333,333				83,333,333
Common stock shares, issued						2,545				101
Common stock shares, outstanding						2,545				101
Common Class B [Member] | Cumulative Ratio [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares, par value										$ 0.0128
Common stock shares, authorized										3,750,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Authorized share capital, amount									$ 25,000,000
Authorized share capital, shares									156,250,000,000
Share price								$ 0.00016	$ 0.00016
Reverse stock split			1-for-80
Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse stock split	1-for-45	1-for-45
Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Authorized share capital, shares								1,200,000,000,000	125,000,000,000
Share price								$ 0.00016	$ 0.00016
Common Stock [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Authorized share capital, amount								$ 240,000,000
Authorized share capital, shares									31,250,000,000
Share price								$ 0.00016	$ 0.00016
Common Stock [Member] | Common Class B [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Authorized share capital, shares								1,500,000,000,000

[1]	Giving retroactive effect to the 1-for-45 reverse share split effected on August 10, 2026.
[2]	Including 295 shares issued but not outstanding, consisting of 156 forfeited Earnout Shares pending cancellation and 139 shares held as treasury stock reserved for future issuance, as discussed in Note 17.